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Invesco S&P SmallCap Financials ETF
Invesco S&P SmallCap Financials ETF Summary Information
Investment Objective
The Invesco S&P SmallCap Financials ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Capped Financials & Real Estate Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P SmallCap Financials ETF Invesco S&P SmallCap Financials ETF
Management Fees	0.29%
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.29%
[1]	Other Expenses do not reflect any extraordinary expenses incurred during the most recent fiscal period, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, Other Expenses would have been 0.01%.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P SmallCap Financials ETF | Invesco S&P SmallCap Financials ETF | USD ($)	30	93	163	368

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities, which may include real estate investment trusts (“REITs”), of small-capitalization U.S. financial service companies that comprise the Underlying Index. These companies are principally engaged in the business of providing financial services and products, including banking, investment services, insurance and real estate finance services. S&P Dow Jones Indices, LLC (“S&P DJI” or the “Index Provider”) defines sectors according to the Global Industry Classification Standard (“GICS®”) and compiles, maintains and calculates the Underlying Index strictly in accordance with its guidelines and mandated procedures.

As of August 31, 2019, the Underlying Index was comprised of 93 securities with market capitalizations ranging from $295.7 million to $4.7 billion.

The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of August 31, 2019, the Fund had significant exposure to the financials and real estate sectors. The Fund’s portfolio holdings, and the extent to which it concentrates, are likely to change over time.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index will be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. As a result, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund faces more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.
Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Real Estate Sector Risk. The real estate sector contains companies operating in real estate development and operation, as well as companies related to the real estate sector, including REITs. Investments in securities of these companies are subject to risks such as: fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; changes in the availability, cost and terms of mortgage funds; increased competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences, including the impact of changes in environmental laws. The real estate sector is particularly sensitive to economic downturns and changes to interest rates.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Real Estate Investment Trust (“REIT”) Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund invests are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers. In addition, REITs may have expenses, including advisory and administration expenses, and the Fund and its shareholders will incur its pro rata share of the underlying expenses.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.invesco.com/ETFs.
Annual Total Returns—Calendar Years

Best Quarter	Worst Quarter
19.23% (4th Quarter 2011)	(16.39)% (3rd Quarter 2011)
The Fund’s year-to-date total return for the nine months ended September 30, 2019 was 14.60%.
Average Annual Total Returns for the Periods Ended December 31, 2018
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns - Invesco S&P SmallCap Financials ETF	1 Year	5 Years	Since Inception	Inception Date
Invesco S&P SmallCap Financials ETF	(7.73%)	7.04%	10.29%	Apr. 07, 2010
Invesco S&P SmallCap Financials ETF | Return After Taxes on Distributions	(8.71%)	6.24%	9.59%	Apr. 07, 2010
Invesco S&P SmallCap Financials ETF | Return After Taxes on Distributions and Sale of Fund Shares	(4.03%)	5.41%	8.30%	Apr. 07, 2010
S&P SmallCap 600® Capped Financials & Real Estate Index (reflects no deduction for fees, expenses or taxes)	(7.49%)	7.32%	10.60%	Apr. 07, 2010
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	(8.48%)	6.34%	11.31%	Apr. 07, 2010